ACR Equity International Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 88.5%
	BELGIUM — 3.6%
308,703	Azelis Group N.V.	$4,604,182
	BERMUDA — 8.1%
544,000	Liberty Global Ltd. - Class A*[1]	6,386,560
498,729	Liberty Latin America Ltd. - Class C*[1]	4,109,527
		10,496,087
	CANADA — 6.8%
129,074	Premium Brands Holdings Corp.	8,877,479
	DENMARK — 4.5%
200,578	ISS A/S	5,866,112
	FRANCE — 10.0%
502,241	Opmobility	8,099,782
80,989	Sodexo S.A.	4,862,912
		12,962,694
	HONG KONG — 3.4%
4,065,844	Budweiser Brewing Co. APAC Ltd.[2]	4,409,032
	IRELAND — 6.9%
141,129	DCC PLC	8,974,652
	LUXEMBOURG — 3.4%
58,231	Eurofins Scientific S.E.	4,421,639
	SWITZERLAND — 2.4%
230,118	Medmix A.G.[2]	3,090,029
	UNITED KINGDOM — 35.4%
89,400	Ashtead Group PLC	6,586,505
1,738,140	B&M European Value Retail S.A.	5,653,242
3,790,660	Eurocell PLC	7,172,488
5,841,131	JD Sports Fashion PLC	7,581,865
1,280,000	Naked Wines PLC*	1,574,267
1,697,000	Victoria PLC*	1,641,267
932,735	Vistry Group PLC*	7,702,407
669,724	Vodafone Group PLC[1]	8,009,899
		45,921,940

ACR Equity International Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 4.0%
41,465	Arrow Electronics, Inc.*	$5,238,274
	TOTAL COMMON STOCKS
	(Cost $109,595,511)	114,862,120
	EXCHANGE-TRADED FUNDS — 8.5%
	UNITED STATES — 8.5%
55,279	Goldman Sachs Access Treasury 0-1 Year ETF	5,539,509
55,000	iShares 0-3 Month Treasury Bond ETF	5,540,700
		11,080,209
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $11,045,990)	11,080,209

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$3,270,521	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.8%[3]	3,270,521
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,270,521)	3,270,521
	TOTAL INVESTMENTS — 99.5%
	(Cost $123,912,022)	129,212,850
	Other Assets in Excess of Liabilities — 0.5%	614,335
	TOTAL NET ASSETS — 100.0%	$129,827,185

ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $7,499,061 which represents 5.8% of total net assets of the Fund.
[3]The rate is the annualized seven-day yield at period end.